Significant Accounting Policies Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Accounting Policies [Line Items]
Lease liability	$ 105,841
Right-of-use lease assets	$ 84,778
ASU 2016-02
Accounting Policies [Line Items]
Lease liability		$ 123,000
Right-of-use lease assets		$ 107,000